                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10569

                               Legacy Funds Group
               (Exact name of registrant as specified in charter)

  First Financial Capital Advisors LLC,
     300 High Street, Hamilton, Ohio                                     45012
(Address of principal executive offices)                              (Zip code)

       BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (888) 494-8510

Date of fiscal year end: 4/30/07

Date of reporting period: 10/31/06

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                               LEGACY FUNDS GROUP

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2006

                         THE MULTI-CAP CORE EQUITY FUND
                               THE CORE BOND FUND
                             THE FEDERAL MONEY FUND

                     FIRST FINANCIAL CAPITAL ADVISORS LOGO

                               LEGACY FUNDS GROUP

                                TABLE OF CONTENTS

Schedules of Portfolio Investments ........................................    5
Statements of Assets and Liabilities ......................................   12
Statements of Operations ..................................................   13
Statements of Changes in Net Assets .......................................   14
Financial Highlights ......................................................   16
Notes to Financial Statements .............................................   17
Additional Fund Information ...............................................   23

                               LEGACY FUNDS GROUP

SECURITY ALLOCATION

The Legacy Funds invested, as a percentage of net assets, in the following industries as of October 31, 2006.

THE MULTI-CAP CORE EQUITY FUND:

                               PERCENTAGE OF
SECURITY ALLOCATION              NET ASSETS
-------------------            -------------
Financial                           16.8%
Information Technology              13.9%
Energy                              13.7%
Health Care                         11.1%
Consumer Discretionary              10.9%
Industrials                          8.4%
Consumer Stables                     7.8%
Telecom Services                     4.6%
International                        3.1%
Investment Companies                 2.0%
Materials                            1.5%
Mutual Funds                         6.5%
                                   -----
Total                              100.3%
                                   =====

THE FEDERAL MONEY FUND:

                               PERCENTAGE OF
SECURITY ALLOCATION              NET ASSETS
-------------------            -------------
U.S. Government Agencies            72.8%
Master Demand Notes                 24.7%
Investment Companies                 2.8%
                                   -----
Total                              100.3%
                                   =====

THE CORE BOND FUND:

                               PERCENTAGE OF
SECURITY ALLOCATION              NET ASSETS
-------------------            -------------
U.S. Government Securities          29.1%
Banking, Finance & Insurance        26.2%
U.S. Treasury Obligations           19.9%
Retail                               4.1%
Personal Care                        3.1%
Telecommunications                   3.1%
Pharmaceuticals                      3.0%
Investment Companies                 2.1%
Industrial Goods & Services          1.6%
Aerospace/Defense                    0.8%
Building - Residential &
   Commercial                        0.8%
Computer Peripherals                 0.8%
Energy                               0.8%
Health Care                          0.8%
Paper and Related Products           0.8%
Software                             0.8%
Food & Beverages                     0.7%
Medical Instruments                  0.4%
Multimedia                           0.4%
Radio Broadcasting                   0.2%
                                    ----
Total                               99.5%
                                    ====

                               LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2006 (UNAUDITED)

SHARES OR
PRINCIPAL
AMOUNT                       SECURITY DESCRIPTION                       VALUE
---------    ----------------------------------------------------   ------------
COMMON STOCKS (91.8%):
Consumer Discretionary (10.9%):
    25,000   Abercrombie & Fitch Co..............................   $  1,916,250
    71,350   Avery Dennison Corp.................................      4,505,039
    75,000   Black & Decker Corp.................................      6,291,000
   119,000   Liz Claiborne, Inc..................................      5,018,230
   120,000   Omnicom Group, Inc..................................     12,174,000
                                                                    ------------
                                                                      29,904,519
                                                                    ------------
Consumer Staples (7.8%):
    92,000   Colgate-Palmolive Co................................      5,885,240
    34,000   Kimberly-Clark Corp.................................      2,261,680
   113,900   PepsiCo, Inc........................................      7,225,816
    94,400   Procter & Gamble Co.................................      5,984,016
                                                                    ------------
                                                                      21,356,752
                                                                    ------------
Energy (13.7%):
   130,000   BJ Services Co......................................      3,920,800
    55,353   BP PLC - ADR........................................      3,714,186
   170,000   ConocoPhillips......................................     10,240,800
   129,000   Devon Energy Corp...................................      8,622,360
   125,000   GlobalSantaFe Corp..................................      6,487,500
    66,000   Royal Dutch Shell PLC - ADR.........................      4,594,920
                                                                    ------------
                                                                      37,580,566
                                                                    ------------
Financial (16.8%):
   194,000   Bank of New York Co., Inc...........................      6,667,780
   100,000   Capital One Financial Corp..........................      7,933,000
    68,250   Cincinnati Financial Corp...........................      3,115,613
    24,000   Citigroup, Inc......................................      1,203,840
    51,000   Fifth Third Bancorp.................................      2,032,350
   216,000   JP Morgan Chase & Co................................     10,247,040
   153,600   Morgan Stanley......................................     11,739,647
    45,700   National City Corp..................................      1,702,325
    83,000   Western Union Co. (a)...............................      1,830,150
                                                                    ------------
                                                                      46,471,745
                                                                    ------------
Health Care (11.1%):
    95,000   Biomet, Inc.........................................      3,594,800
    40,000   Cardinal Health, Inc................................      2,618,000
   149,200   Medtronic, Inc......................................      7,263,056
   107,000   Pfizer, Inc.........................................      2,851,550
   130,000   Schering-Plough Corp................................      2,878,200
   102,000   Waters Corp. (a)....................................      5,079,600
    81,000   Wellpoint Health Networks, Inc. (a).................      6,181,920
                                                                    ------------
                                                                      30,467,126
                                                                    ------------
Industrials (8.4%):
   180,000   Equifax, Inc........................................      6,845,400
   170,000   Honeywell International, Inc........................      7,160,400
   136,000   Ingersoll Rand Co., Class A.........................      4,992,560
    53,000   Jacobs Engineering Group, Inc. (a)..................      4,003,620
                                                                    ------------
                                                                      23,001,980
                                                                    ------------
Information Technology (13.9%):
    38,000   CDW Corp............................................      2,495,460
   419,000   Cisco Systems, Inc. (a).............................     10,110,470
    65,000   FactSet Research Systems, Inc.......................      3,308,500
    83,000   First Data Corp.....................................      2,012,750
    33,000   FISERV, Inc. (a)....................................      1,630,200
   134,400   Intel Corp..........................................      2,868,096
    26,000   Lexmark International, Inc. (a).....................      1,653,340


                       See notes to financial statements.
                                        5

                               LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2006 (UNAUDITED)

SHARES OR
PRINCIPAL
AMOUNT                       SECURITY DESCRIPTION                       VALUE
---------    ----------------------------------------------------   ------------
COMMON STOCKS, CONTINUED:
Information Technology, continued
    80,000   Mantech International Corp. (a).....................   $  2,724,800
    80,000   Microsoft Corp......................................      2,296,800
   140,000   NVIDIA Corp. (a)....................................      4,881,800
   230,000   Oracle Corp. (a)....................................      4,248,100
                                                                    ------------
                                                                      38,230,316
                                                                    ------------
International (3.1%):
     5,350   Australia & New Zealand Banking Group Ltd.
             - Sponsored ADR.....................................        597,328
    16,400   Banco Bilbao Vizcaya Argentina S. A. -
             Sponsored ADR.......................................        396,880
    13,400   Bayer AG - Sponsored ADR............................        672,546
    41,000   GlaxoSmithKline PLC - ADR...........................      2,183,250
    32,500   Groupe Danone - ADR.................................      1,020,175
   115,200   Matsushita Electric Industrial Co. Ltd.-
             Sponsored ADR.......................................      2,396,160
     7,500   Roche Holdings Ltd.- Sponsored ADR..................        656,330
     9,510   SanPaolo IMI S.p.A. - Sponsored ADR.................        405,792
                                                                    ------------
                                                                       8,328,461
                                                                    ------------
Materials (1.5%):
   156,300   The Valspar Corp....................................      4,187,277
                                                                    ------------
Telecom Services (4.6%):
   246,000   AT&T, Inc...........................................      8,425,500
   115,000   Verizon Communications, Inc.........................      4,255,000
                                                                    ------------
                                                                      12,680,500
                                                                    ------------
Total Common Stocks..............................................    252,209,242
                                                                    ------------
MUTUAL FUNDS (6.5%):
   130,300   iShares MSCI EAFE Index Fund........................      9,158,786
    54,100   iShares Russell 2000 Index Fund.....................      4,117,551
    72,000   iShares S&P SmallCap 600 Index Fund.................      4,639,680
                                                                    ------------
Total Mutual Funds...............................................     17,916,017
                                                                    ------------
INVESTMENT COMPANIES (2.0%):
$3,635,557   Legacy Federal Money Fund (b).......................      3,635,557
 1,875,000   Munder Institutional Money Market Fund (b)..........      1,875,000
                                                                    ------------
Total Investment Companies.......................................      5,510,557
                                                                    ------------
Total Investments (Cost $170,391,576) - (100.3%).................   $275,635,816
                                                                    ============

Percentages indicated are based on net assets of $274,816,183.

(a)  Represents non-income producing securities.

(b)  Affiliate

ADR - American Depository Receipt

PLC - Public Limited Company


                       See notes to financial statements.
                                        6

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                        OCTOBER 31, 2006 (UNAUDITED)

SHARES OR
PRINCIPAL
AMOUNT                       SECURITY DESCRIPTION                       VALUE
---------    ----------------------------------------------------   ------------
CORPORATE BONDS (48.4%):
Aerospace/Defense (0.8%):
$1,000,000   General Dynamics Corp., 4.50%, 8/15/2010............   $    978,902
                                                                    ------------
Banking, Finance & Insurance (26.2%):
 1,000,000   American International Group, Inc., 4.25%,
             5/15/13.............................................        942,189
 1,500,000   Bank of America Corp., 4.75%, 8/15/2013.............      1,456,230
 2,000,000   Bank of New York Co., Inc., 3.63%, 1/15/2009........      1,938,420
 1,000,000   Bank One Corp., 6.00%, 2/17/09......................      1,016,659
 1,000,000   BankAmerica Corp., 7.13%, 3/1/09....................      1,042,556
   500,000   Capital One Bank, 4.25%, 12/1/08....................        489,989
 1,000,000   Caterpillar Finance, 3.45%, 1/15/09.................        966,308
 1,000,000   Caterpillar Financial Services Corp., 3.63%,
             11/15/07............................................        982,738
 1,000,000   Caterpillar Financial Services Corp., 4.30%,
             6/1/10..............................................        972,669
 2,000,000   CitiGroup, Inc., 3.88%, 11/3/08.....................      1,951,069
 1,000,000   CitiGroup, Inc., 3.63%, 2/9/09......................        969,136
 1,000,000   CitiGroup, Inc., 4.75%, 12/15/10....................        981,430
 2,000,000   Fifth Third Bank, 3.38%, 8/15/08....................      1,938,796
 1,000,000   General Electric Capital Corp., 4.63%, 9/15/2009....        988,995
 2,000,000   General Electric Capital Corp., 5.88%, 2/15/2012....      2,063,191
   500,000   General Electric Capital Corp., 4.00%, 12/15/2013...        453,645
 1,000,000   Goldman Sachs Group, Inc., 4.13%, 1/15/2008.........        987,172
 2,000,000   Goldman Sachs Group, Inc., 5.70%, 9/1/2012..........      2,037,651
 1,000,000   Goldman Sachs Group, Inc., 4.75%, 7/15/2013.........        965,294
 1,000,000   Huntington National Bank, 4.90%, 1/15/2014..........        960,622
 1,000,000   International Lease Finance Corp., 4.50%, 5/1/08....        987,663
 1,000,000   John Deere Capital Corp., 3.75%, 1/13/2009..........        972,294
 1,000,000   JP Morgan Chase & Co., 5.25%, 5/30/2007.............        999,449
   500,000   Morgan Stanley, 5.30%, 3/1/13.......................        500,676
 1,150,000   Morgan Stanley Dean Witter, 6.60%, 4/1/2012.........      1,217,894
   500,000   Nuveen Investments, 5.00%, 9/15/10..................        491,195
 1,000,000   SLM Corp., 4.00%, 1/15/09...........................        975,078
   500,000   SLM Corp., 4.50%, 7/26/10...........................        487,681
 1,000,000   Textron Financial Corp., 5.13%, 2/3/2011............        996,684
 1,000,000   Washington Mutual, Inc., 5.00%, 3/22/2012...........        979,080
 1,000,000   Wells Fargo Co., 3.50%, 4/4/08......................        977,593
                                                                    ------------
                                                                      33,690,046
                                                                    ------------
Building - Residential & Commercial (0.8%):
 1,000,000   Centex Corp., 4.88%, 8/15/08........................        990,004
                                                                    ------------
Computer Peripherals (0.8%):
1,000,000    Cisco Systems, Inc., 5.25%, 2/22/11.................      1,006,035
                                                                    ------------
Energy (0.8%):
   500,000   DTE Energy Co., 6.35%, 6/1/16.......................        520,038
   500,000   Tennessee Valley Authority, 5.38%, 11/13/2008 ......        504,264
                                                                    ------------
                                                                       1,024,302
                                                                    ------------
Food & Beverages (0.7%):
   909,000   McDonald's Corp., 5.95%, 1/15/08 ...................        913,460
                                                                    ------------
Health Care (0.8%):
 1,000,000   Humana, Inc., 6.45%, 6/1/16 ........................      1,040,488
                                                                    ------------
Industrial Goods & Services (1.6%):
   500,000   Cargill, Inc., 6.60%, 7/30/07 ......................        502,366
 1,000,000   Cytec Industries, Inc., 5.50%, 10/1/10..............        994,978
   500,000   Weyerhaeuser Co., 6.75%, 3/15/12....................        523,581
                                                                    ------------
                                                                       2,020,925
                                                                    ------------
Medical Instruments (0.4%):
   500,000   Medtronic, Inc., 4.38%, 9/15/10.....................        486,628
                                                                    ------------


                       See notes to financial statements.
                                        7

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2006 (UNAUDITED)

SHARES OR
PRINCIPAL
AMOUNT                       SECURITY DESCRIPTION                       VALUE
---------    ----------------------------------------------------   ------------
CORPORATE BONDS, CONTINUED
Multimedia (0.4%):
$  500,000   Walt Disney Co., 5.80%, 10/27/08 ...................   $    504,444
                                                                    ------------
Paper and Related Products (0.8%):
 1,000,000   Kimberly - Clark Corp., 4.88%, 8/15/2015 ...........        975,863
                                                                    ------------
Personal Care (3.1%):
   500,000   Avon Products, Inc., 6.55%, 8/1/07 .................        502,130
 1,000,000   Clorox Co., 4.20%, 1/15/10 .........................        971,136
 1,000,000   Procter & Gamble Co., 3.50%, 12/15/2008 ............        968,919
   464,000   Procter & Gamble Co., 6.88%, 9/15/2009 .............        485,984
 1,000,000   Procter & Gamble Co., 4.95%, 8/15/2014 .............        982,834
                                                                    ------------
                                                                       3,911,003
                                                                    ------------
Pharmaceuticals (3.0%):
   500,000   Abbott Laboratories, 4.35%, 3/15/14 ................        472,447
 2,000,000   American Home Products, 6.95%, 3/15/2011 ...........      2,130,978
   250,000   GlaxoSmithKline Capital, 2.38%, 4/16/2007 ..........        246,484
 1,000,000   Wyeth, 5.50%, 2/1/14 ...............................      1,005,978
                                                                    ------------
                                                                       3,855,887
                                                                    ------------
Radio Broadcasting (0.2%):
   250,000   Clear Channel Communications, Inc., 4.25%,
             5/15/09 ............................................        241,146
                                                                    ------------
Retail (4.1%):
 2,000,000   Target Corp., 5.40%, 10/1/08 .......................      2,008,609
   900,000   Wal-Mart Stores, Inc., 4.13%, 7/1/10 ...............        872,536
 1,000,000   Wal-Mart Stores, Inc., 4.13%, 2/15/11 ..............        964,916
 1,500,000   Wal-Mart Stores, Inc., 4.50%, 7/1/15 ...............      1,422,755
                                                                    ------------
                                                                       5,268,816
                                                                    ------------
Software (0.8%):
 1,000,000   Oracle Corp., 5.00%, 1/15/11 .......................        993,207
                                                                    ------------
Telecommunications (3.1%):
 1,000,000   Comcast Corp., 5.30%, 1/15/14 ......................        977,824
 1,000,000   GTE California, Inc., 6.70%, 9/1/09 ................      1,034,314
   500,000   New York Telephone Co., 6.00%, 4/15/2008 ...........        504,134
   500,000   SBC Communications, Inc., 4.13%, 9/15/2009 .........        485,286
 1,000,000   SBC Communications, Inc., 5.10%, 9/15/2014 .........        974,168
                                                                    ------------
                                                                       3,975,726
                                                                    ------------
Total Corporate Bonds ...........................................     61,876,882
                                                                    ------------

U.S. GOVERNMENT AGENCY  COLLATERALIZED
   MORTGAGE OBLIGATIONS (12.3%):
Fannie Mae (1.7%):
 2,191,000   5.00%, 2/25/32 .....................................      2,158,939
                                                                    ------------
Freddie Mac (10.6%):
 2,733,286   5.75%, 12/15/18 ....................................      2,745,834
 2,803,879   5.00%, 9/15/24 .....................................      2,789,801
 2,000,000   4.50%, 2/15/26 .....................................      1,966,039
 3,000,000   5.00%, 10/15/28 ....................................      2,956,075
 3,137,265   5.00%, 10/15/30 ....................................      3,104,196
                                                                    ------------
                                                                      13,561,945
                                                                    ------------
Total U.S. Government Agency Collateralized Mortgage
   Obligations ..................................................     15,720,884
                                                                    ------------
U.S. TREASURY OBLIGATIONS (19.9%):
 6,000,000   4.75%, 5/15/14 .....................................      6,060,000
                                                                    ------------


                       See notes to financial statements.
                                        8

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2006 (UNAUDITED)

SHARES OR
PRINCIPAL
AMOUNT                       SECURITY DESCRIPTION                       VALUE
---------    ----------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
$2,000,000   4.25%, 11/15/14 ....................................   $  1,953,672
 2,000,000   4.25%, 8/15/15 .....................................      1,949,688
 9,000,000   5.13%, 5/15/16 .....................................      9,355,779
 6,000,000   4.88%, 8/15/16 .....................................      6,124,686
                                                                    ------------
Total U.S. Treasury Obligations .................................     25,443,825
                                                                    ------------
U.S. GOVERNMENT AGENCY SECURITIES (16.8%):
Fannie Mae (8.5%):
 4,000,000   5.25%, 1/15/09 .....................................      4,029,535
 2,000,000   5.25%, 8/1/12 ......................................      2,014,370
 2,500,000   4.63%, 5/1/13 ......................................      2,427,603
 2,317,500   5.00%, 10/25/16 ....................................      2,296,433
                                                                    ------------
                                                                      10,767,941
                                                                    ------------
Federal Home Loan Bank (5.7%):
 3,000,000   6.75%, 8/15/07 .....................................      3,034,927
 2,635,000   5.88%, 11/15/07 ....................................      2,654,243
   600,000   5.87%, 9/2/08 ......................................        609,973
 1,000,000   5.89%, 3/30/09 .....................................      1,022,603
                                                                    ------------
                                                                       7,321,746
                                                                    ------------
Freddie Mac (2.6%):
 1,000,000   7.10%, 4/10/07 .....................................      1,007,544
 2,318,000   5.50%, 9/15/11 .....................................      2,379,638
                                                                    ------------
                                                                       3,387,182
                                                                    ------------
Total U.S. Government Agency Securities .........................     21,476,869
                                                                    ------------
INVESTMENT COMPANIES (2.1%):
 1,751,019   Legacy Federal Money Fund (a) ......................      1,751,019
   930,000   Munder Institutional Money Market Fund (a) .........        930,000
                                                                    ------------
Total Investment Companies ......................................      2,681,019
                                                                    ------------
Total Investments (Cost $128,486,863) (99.5%) ...................   $127,199,479
                                                                    ============

Percentages indicated are based on net assets of $127,898,081.

(a)  Affiliate


                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                             THE FEDERAL MONEY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2006 (UNAUDITED)

SHARES OR PRINCIPAL             SECURITY
AMOUNT                         DESCRIPTION              VALUE
-------------------   ----------------------------   -----------
U.S. GOVERNMENT AGENCY SECURITIES (72.8%):
Federal Farm Credit Bank (31.0%):
$2,000,000            5.14%, 11/2/06* ............   $ 1,999,719
 1,000,000            5.08%, 11/7/06* ............       999,190
 2,000,000            5.16%, 11/10/06* ...........     1,997,468
 1,000,000            5.18%, 11/20/06* ...........       997,372
 1,000,000            5.22%, 11/21/06* ...........       997,209
 1,500,000            5.15%, 11/27/06* ...........     1,494,529
 2,000,000            5.19%, 12/7/06* ............     1,989,860
 2,000,000            5.20%, 12/14/06* ...........     1,987,841
 1,500,000            5.20%, 12/22/06* ...........     1,489,433
 2,000,000            5.51%, 12/28/06* ...........     1,983,248
 4,000,000            5.19%, 1/12/07* ............     3,959,599
   750,000            5.28%, 1/30/07* ............       740,569
   750,000            5.37%, 2/28/07* ............       737,369
 2,000,000            5.25%, 4/23/07* ............     1,951,560
                                                     -----------
                                                      23,324,966
                                                     -----------
Federal Home Loan Bank (41.8%):
 2,000,000            5.54%, 11/1/06* ............     2,000,000
 2,000,000            5.17%, 11/15/06* ...........     1,996,048
 2,000,000            5.14%, 11/16/06* ...........     1,995,792
 3,500,000            5.28%, 11/17/06* ...........     3,492,000
 1,500,000            5.28%, 11/22/06* ...........     1,495,503
 2,000,000            5.29%, 11/29/06* ...........     1,991,989
 2,000,000            5.28%, 12/6/06* ............     1,989,996
 1,500,000            5.19%, 12/15/06* ...........     1,490,705
 2,000,000            5.22%, 12/22/06* ...........     1,985,522
 2,000,000            5.23%, 12/27/06* ...........     1,984,071
 2,000,000            5.27%, 1/24/07* ............     1,976,060
 2,000,000            5.34%, 2/14/07* ............     1,970,075
   750,000            2.625%, 2/16/07 ............       744,311
 2,000,000            5.24%, 2/20/07* ............     1,968,858
 2,000,000            5.29%, 4/25/07* ............     1,950,611
 2,485,000            3.75%, 8/15/07 .............     2,456,579
                                                     -----------
                                                      31,488,120
                                                     -----------
Total U.S. Government Agency Securities ..........    54,813,086
                                                     -----------


                       See notes to financial statements.
                                       10

                               LEGACY FUNDS GROUP

                             THE FEDERAL MONEY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2006 (UNAUDITED)

SHARES OR PRINCIPAL             SECURITY
AMOUNT                         DESCRIPTION              VALUE
-------------------   ----------------------------   -----------
MASTER DEMAND NOTES (24.7%):
Federal Home Loan Bank (24.7%):
$18,600,000           5.00%, 11/12/06** ..........   $18,600,000
                                                     -----------
Total Master Demand Notes ........................    18,600,000
                                                     -----------
INVESTMENT COMPANIES (2.8%):
  2,144,066           Goldman Sachs Financial
                      Square Federal Fund,
                      4.92%** ....................     2,144,066
                                                     -----------
Total Investment Companies .......................     2,144,066
                                                     -----------
Total Investments (Cost $75,557,152) - (100.3%) ..   $75,557,152
                                                     ===========

Percentages indicated are based on net assets of $75,334,889.

* Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective rate of the security.

** Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on October 31, 2006.


                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2006 (UNAUDITED)

                                      THE MULTI-CAP
                                       CORE EQUITY      THE CORE     THE FEDERAL
                                           FUND         BOND FUND     MONEY FUND
                                      -------------   ------------   -----------
ASSETS:
Investments, at value
   (cost $164,881,019;
   $125,805,844; $73,413,086) .....   $270,125,259    $124,518,460   $73,413,086
Investments in affiliates,
   at value (cost $5,510,557;
   $2,681,019; $2,144,066) ........      5,510,557       2,681,019     2,144,066
                                      ------------    ------------   -----------
Total Investments .................    275,635,816     127,199,479    75,557,152
                                      ------------    ------------   -----------
Interest and dividends
   receivable .....................        337,574       1,598,779        91,668
Prepaid expenses ..................         17,014           8,678         4,915
                                      ------------    ------------   -----------
Total Assets ......................    275,990,404     128,806,936    75,653,735
                                      ------------    ------------   -----------
LIABILITIES:
Distributions payable .............             --         456,597       290,394
Payable for capital shares
   redeemed .......................        937,354         367,078            --
Accrued expenses and other
   payables:
   Investment advisory ............        170,172          52,951        14,112
   Accounting .....................            175             652           169
   Administration .................          8,702           4,047            --
   Chief compliance officer .......          6,090           3,245           817
   Distribution (Class A) .........          1,722             698             6
   Transfer agent .................          8,947           3,027         1,505
   Other ..........................         41,059          20,560        11,843
                                      ------------    ------------   -----------
Total Liabilities .................      1,174,221         908,855       318,846
                                      ------------    ------------   -----------
COMPOSITION OF NET ASSETS:
Capital ...........................    135,433,877     136,005,492    75,334,895
Undistributed (distributions
   in excess of) net investment
   income .........................        426,537      (1,464,826)           --
Accumulated net realized
   gains (losses) on
   investment transactions ........     33,711,529      (5,355,201)           (6)
Unrealized appreciation
   (depreciation) on investments ..    105,244,240      (1,287,384)           --
                                      ------------    ------------   -----------
NET ASSETS ........................   $274,816,183    $127,898,081   $75,334,889
                                      ============    ============   ===========
CLASS A
Net Assets ........................   $  8,058,284    $  3,274,437   $    27,598
                                      ============    ============   ===========
Shares outstanding ................        754,047         342,189        27,599
                                      ============    ============   ===========
Net asset value and redemption
   price per share ................   $      10.69    $       9.57   $      1.00
                                      ============    ============   ===========
Maximum Sales Load ................           3.00%           2.50%           --
                                      ============    ============   ===========
Maximum offering price per share
   (100%/(100%-maximum sales
   charge) of net asset value
   adjusted to the nearest cent) ..   $      11.02    $       9.82   $      1.00
                                      ============    ============   ===========
TRUST CLASS
Net Assets ........................   $266,757,899    $124,623,644   $75,307,291
                                      ============    ============   ===========
Shares outstanding ................     24,971,025      13,030,099    75,310,172
                                      ============    ============   ===========
Net asset value and redemption
   price per share ................   $      10.68    $       9.56   $      1.00
                                      ============    ============   ===========


                       See notes to financial statements.
                                       12

                               LEGACY FUNDS GROUP

                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED OCTOBER 31, 2006 (UNAUDITED)

                                            THE MULTI-CAP
                                             CORE EQUITY      THE CORE    THE FEDERAL
                                                 FUND        BOND FUND     MONEY FUND
                                            -------------   -----------   -----------
INVESTMENT INCOME:
   Interest .............................   $    149,291    $ 3,317,719   $1,858,106
   Dividend .............................      2,339,204             --           --
   Income from affiliates ...............        107,968         54,579       15,585
                                            ------------    -----------   ----------
Total Income ............................      2,596,463      3,372,298    1,873,691
                                            ------------    -----------   ----------
EXPENSES :
   Investment advisory ..................      1,355,210        501,248       73,476
   Administration .......................        264,968        128,813       65,924
   Distribution (Class A) ...............         10,459          4,383           76
   Chief compliance officer .............         18,226          8,216        4,482
   Accounting ...........................          2,027          7,320        1,324
   Audit ................................         17,227          8,545        9,632
   Insurance ............................         13,704          6,939        3,146
   Professional .........................         25,193         11,970        5,240
   Registration and filing ..............          1,622          1,350        1,867
   Printing .............................         15,501          7,492        3,782
   Transfer agent .......................         17,778          9,665        3,902
   Trustee ..............................         10,084          4,861        2,302
   Other ................................         19,741         10,315        4,569
                                            ------------    -----------   ----------
Total expenses before fee
   reimbursements .......................      1,771,740        711,117      179,722
Expenses contractually reimbursed by
   Investment Advisor ...................       (289,761)      (148,830)      (3,305)
                                            ------------    -----------   ----------
   Net expenses .........................      1,481,979        562,287      176,417
                                            ------------    -----------   ----------
Net investment income ...................      1,114,484      2,810,011    1,697,274
                                            ------------    -----------   ----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Realized gains (losses) on investment
   transactions .........................     24,105,890     (1,111,069)          10
Change in unrealized appreciation
   (depreciation) on investment
   transactions .........................    (20,885,354)     3,243,432           --
                                            ------------    -----------   ----------
Net realized/unrealized gains
   (losses) on investments ..............      3,220,536      2,132,363           10
                                            ------------    -----------   ----------
Change in net assets from operations ....   $  4,335,020    $ 4,942,374   $1,697,284
                                            ============    ===========   ==========


                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                       STATEMENTS OF CHANGES IN NET ASSETS

                                         THE MULTI-CAP CORE                 THE CORE                   THE FEDERAL
                                            EQUITY FUND                    BOND FUND                    MONEY FUND
                                    ---------------------------   ---------------------------   -------------------------
                                     Six Months                    Six Months                    Six Months
                                        Ended                         Ended                        Ended
                                     October 31,    Year Ended     October 31,    Year Ended    October 31,    Year Ended
                                        2006         April 30,        2006         April 30,        2006       April 30,
                                     (Unaudited)       2006        (Unaudited)       2006       (Unaudited)       2006
                                    ------------   ------------   ------------   ------------   -----------   -----------
OPERATIONS:
Net investment income ...........   $  1,114,484   $  2,128,387   $  2,810,011   $  6,916,959   $ 1,697,274   $ 2,534,498
Realized gains (losses )on
   investment transactions ......     24,105,890     37,977,083     (1,111,069)      (702,581)           10           (16)
Change in unrealized
   appreciation (depreciation)
   on investments ...............    (20,885,354)       343,363      3,243,432     (5,504,524)           --            --
                                    ------------   ------------   ------------   ------------   -----------   -----------
Change in net assets from
   operations ...................      4,335,020     40,448,833      4,942,374        709,854     1,697,284     2,534,482
                                    ------------   ------------   ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
   From net investment income ...        (12,729)       (27,669)       (69,568)      (157,861)       (1,311)         (564)
   From net realized gains on
      investment transactions ...             --       (918,925)            --             --            --            --
TRUST CLASS:
   From net investment income ...       (804,689)    (2,048,725)    (2,947,848)    (7,553,602)   (1,695,963)   (2,533,934)
   From net realized gains on
      investment transactions ...             --    (38,660,534)            --             --            --            --
                                    ------------   ------------   ------------   ------------   -----------   -----------
CHANGE IN NET ASSETS FROM
   SHAREHOLDER DISTRIBUTIONS ....       (817,418)   (41,655,853)    (3,017,416)    (7,711,463)   (1,697,274)   (2,534,498)
                                    ------------   ------------   ------------   ------------   -----------   -----------
CAPITAL TRANSACTIONS:
CHANGE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS .........    (59,947,667)   (43,089,965)   (31,140,237)   (52,724,543)   11,375,914    (1,768,666)
                                    ------------   ------------   ------------   ------------   -----------   -----------
CHANGE IN NET ASSETS ............    (56,430,065)   (44,296,985)   (29,215,279)   (59,726,152)   11,375,924    (1,768,682)
                                    ------------   ------------   ------------   ------------   -----------   -----------
NET ASSETS:
   Beginning of period ..........    331,246,248    375,543,233    157,113,360    216,839,512    63,958,965    65,727,647
   End of period ................   $274,816,183   $331,246,248   $127,898,081   $157,113,360   $75,334,889   $63,958,965
                                    ============   ============   ============   ============   ===========   ===========
UNDISTRIBUTED (DISTRIBUTIONS
   IN EXCESS OF) NET INVESTMENT
   INCOME: ......................   $    426,537   $    129,471   $ (1,464,826)  $ (1,257,421)  $        --   $        --
                                    ============   ============   ============   ============   ===========   ===========


                       See notes to financial statements.
                                       14

                               LEGACY FUNDS GROUP

                                            THE MULTI-CAP CORE                 THE CORE                     THE FEDERAL
                                               EQUITY FUND                    BOND FUND                      MONEY FUND
                                       ---------------------------   ---------------------------   -----------------------------
                                         Six Months                    Six Months                    Six Months
                                           Ended                         Ended                         Ended
                                        October 31,    Year Ended     October 31,    Year Ended     October 31,      Year Ended
                                           2006         April 30,        2006         April 30,         2006         April 30,
                                        (Unaudited)       2006        (Unaudited)       2006        (Unaudited)         2006
                                       ------------   ------------   ------------   ------------   -------------   -------------
CAPITAL TRANSACTIONS:
CLASS A
   Proceeds from shares issued .....   $  2,274,198   $  1,220,914   $  1,339,528   $  1,793,969   $      77,934   $          --
   Dividends reinvested ............         12,698        946,227         65,899        150,028           1,320             563
   Cost of shares redeemed .........     (3,149,930)    (3,050,036)    (2,079,958)    (1,861,590)        (70,000)           (420)
                                       ------------   ------------   ------------   ------------   -------------   -------------
   Change in net assets from Class
      A capital transactions .......   $   (863,034)  $   (882,895)  $   (674,531)  $     82,407   $       9,254   $         143
                                       ============   ============   ============   ============   =============   =============
TRUST CLASS
   Proceeds from shares issued .....   $  5,851,182   $  8,148,635   $  1,540,357   $  7,202,082   $ 126,766,780   $ 265,971,483
   Dividends reinvested ............            947     35,282,182             44             63              --              --
   Cost of shares redeemed .........    (64,936,762)   (85,637,887)   (32,006,107)   (60,009,095)   (115,400,120)   (267,740,292)
                                       ------------   ------------   ------------   ------------   -------------   -------------
   Change in net assets from Trust
      Class capital transactions ...   $(59,084,633)  $(42,207,070)  $(30,465,706)  $(52,806,950)  $  11,366,660   $  (1,768,809)
                                       ============   ============   ============   ============   =============   =============
SHARE TRANSACTIONS:
CLASS A
   Issued ..........................        226,210        114,839        142,252        184,915          77,934              --
   Reinvested ......................          1,273         95,172          6,959         15,562           1,320             563
   Redeemed ........................       (312,441)      (282,822)      (220,700)      (193,948)        (70,000)           (420)
                                       ------------   ------------   ------------   ------------   -------------   -------------
   Change in Class A shares ........        (84,958)       (72,811)       (71,489)         6,529           9,254             143
                                       ============   ============   ============   ============   =============   =============
TRUST CLASS
   Issued ..........................        583,531        776,078        163,622        744,993     126,766,780     265,971,483
   Reinvested ......................             95      3,553,072              5              7              --              --
   Redeemed ........................     (6,419,864)    (8,251,031)    (3,391,351)    (6,243,295)   (115,400,120)   (267,740,292)
                                       ------------   ------------   ------------   ------------   -------------   -------------
   Change in Trust Class shares ....     (5,836,238)    (3,921,881)    (3,227,724)    (5,498,295)     11,366,660      (1,768,809)
                                       ============   ============   ============   ============   =============   =============

                       See notes to financial statements.

LEGACY FUNDS GROUP
FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                           CHANGE IN NET ASSETS
                                         RESULTING FROM OPERATIONS:                     LESS DISTRIBUTIONS
                                    -----------------------------------                       FROM:
                                                           NET REALIZED   CHANGE IN  -----------------------
                                                                AND       NET ASSET                  NET
                                    NET ASSET               UNREALIZED      VALUE                  REALIZED
                                      VALUE,       NET         GAINS      RESULTING      NET        GAINS
                                    BEGINNING  INVESTMENT   (LOSSES) ON     FROM     INVESTMENT       ON          TOTAL
                                    OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    INVESTMENTS  DISTRIBUTIONS
                                    ---------  ----------  ------------  ----------  ----------  -----------  -------------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
   Period Ended October 31, 2006
      (Unaudited)                     $10.47    $ 0.04      $ 0.20         $ 0.24     $ (0.02)     $   --        $ (0.02)
   Year Ended April 30, 2006           10.54      0.03        1.12           1.15       (0.03)      (1.19)         (1.22)
   Year Ended April 30, 2005           10.34      0.03        0.28           0.31       (0.03)      (0.08)         (0.11)
   Year Ended April 30, 2004            8.40        --(d)     1.94           1.94          --          --             --
   Period Ended April 30, 2003 (e)     10.00      0.01       (1.60)         (1.59)      (0.01)         --          (0.01)

THE CORE BOND FUND
   Period Ended October 31, 2006
      (Unaudited)                       9.43      0.16        0.17           0.33       (0.19)         --          (0.19)
   Year Ended April 30, 2006            9.79      0.32       (0.32)            --       (0.36)         --          (0.36)
   Year Ended April 30, 2005            9.94      0.34       (0.09)          0.25       (0.40)         --          (0.40)
   Year Ended April 30, 2004           10.32      0.44       (0.41)          0.03       (0.41)         --          (0.41)
   Period Ended April 30, 2003 (e)     10.00      0.42        0.34           0.76       (0.44)         --          (0.44)

THE FEDERAL MONEY FUND
   Period Ended October 31, 2006
      (Unaudited)                      1.000     0.022          --          0.022      (0.022)         --         (0.022)
   Year Ended April 30, 2006           1.000     0.031          --(d)       0.031      (0.031)         --         (0.031)
   Year Ended April 30, 2005           1.000     0.011          --          0.011      (0.011)         --         (0.011)
   Year Ended April 30, 2004           1.000     0.004          --(d)       0.004      (0.004)         --         (0.004)
   Period Ended April 30, 2003 (e)     1.000     0.008          --(d)       0.008      (0.008)         --         (0.008)

TRUST CLASS

THE MULTI-CAP CORE EQUITY FUND
   Period Ended October 31, 2006
      (Unaudited)                      10.47      0.05        0.19           0.24       (0.03)         --          (0.03)
   Year Ended April 30, 2006           10.54      0.06        1.12           1.18       (0.06)      (1.19)         (1.25)
   Year Ended April 30, 2005           10.34      0.05        0.28           0.33       (0.05)      (0.08)         (0.13)
   Year Ended April 30, 2004            8.40      0.02        1.94           1.96       (0.02)         --          (0.02)
   Period Ended April 30, 2003 (e)     10.00      0.03       (1.60)         (1.57)      (0.03)         --          (0.03)

THE CORE BOND FUND
   Period Ended October 31, 2006
      (Unaudited)                       9.42      0.17        0.17           0.34       (0.20)         --          (0.20)
   Year Ended April 30, 2006            9.78      0.34(h)    (0.32)(h)       0.02       (0.38)         --          (0.38)
   Year Ended April 30, 2005            9.94      0.36       (0.10)          0.26       (0.42)         --          (0.42)
   Year Ended April 30, 2004           10.32      0.40       (0.34)          0.06       (0.44)         --          (0.44)
   Period Ended April 30, 2003 (e)     10.00      0.44        0.34           0.78       (0.46)         --          (0.46)

THE FEDERAL MONEY FUND
   Period Ended October 31, 2006
      (Unaudited)                      1.000     0.023        0.00          0.023      (0.023)         --         (0.023)
   Year Ended April 30, 2006           1.000     0.033          --(d)       0.033      (0.033)         --         (0.033)
   Year Ended April 30, 2005           1.000     0.014          --          0.014      (0.014)         --         (0.014)
   Year Ended April 30, 2004           1.000     0.006          --(d)       0.006      (0.006)         --         (0.006)
   Period Ended April 30, 2003 (e)     1.000     0.011          --(d)       0.011      (0.011)         --         (0.011)


                                                                        RATIOS/SUPPLEMENTAL DATA:
                                                          ------------------------------------------------------
                                                                    RATIO OF   RATIO OF    RATIO OF
                                                             NET    EXPENSES      NET      EXPENSES
                                    NET ASSET              ASSETS,     TO     INVESTMENT      TO
                                      VALUE,               END OF    AVERAGE   INCOME TO   AVERAGE
                                      END OF     TOTAL     PERIOD      NET      AVERAGE      NET      PORTFOLIO
                                      PERIOD   RETURN(A)   (000'S)   ASSETS   NET ASSETS  ASSETS(B)  TURNOVER(C)
                                    ---------  ---------  --------  --------  ----------  ---------  -----------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
   Period Ended October 31, 2006
      (Unaudited)                     $10.69     2.26%(f) $  8,058  1.25%(g)    0.51%(g)   1.45%(g)     16.69%
   Year Ended April 30, 2006           10.47    11.60        8,784  1.25        0.34       1.46         27.84
   Year Ended April 30, 2005           10.54     2.98        9,609  1.25        0.25       1.53         20.23
   Year Ended April 30, 2004           10.34    23.14        9,214  1.24       (0.08)      1.51         29.84
   Period Ended April 30, 2003 (e)      8.40   (15.87)(f)      759  1.24(g)     0.28(g)    1.54(g)      13.46

THE CORE BOND FUND
   Period Ended October 31, 2006
      (Unaudited)                       9.57     3.53(f)     3,274  1.03(g)     3.68(g)    1.24(g)      17.39
   Year Ended April 30, 2006            9.43    (0.02)       3,901  1.03        3.32       1.25         28.09
   Year Ended April 30, 2005            9.79     2.51        3,986  1.03        3.47       1.31         20.40
   Year Ended April 30, 2004            9.94     0.30        4,055  1.02        3.52       1.35         43.06
   Period Ended April 30, 2003 (e)     10.32     7.69(f)       431  1.02(g)     4.12(g)    1.32(g)      14.76

THE FEDERAL MONEY FUND
   Period Ended October 31, 2006
      (Unaudited)                      1.000     2.22(f)        28  0.73(g)     4.31(g)    0.74(g)        N/A
   Year Ended April 30, 2006           1.000     3.10           18  0.73        3.06       0.76           N/A
   Year Ended April 30, 2005           1.000     1.11           18  0.73        1.12       0.82           N/A
   Year Ended April 30, 2004           1.000     0.37           17  0.72        0.40       0.82           N/A
   Period Ended April 30, 2003 (e)     1.000     0.81(f)        71  0.72(g)     0.72(g)    0.83(g)        N/A

TRUST CLASS

THE MULTI-CAP CORE EQUITY FUND
   Period Ended October 31, 2006
      (Unaudited)                      10.68     2.30(f)   266,758  1.00(g)     0.76(g)    1.20(g)      16.69
   Year Ended April 30, 2006           10.47    11.90      322,462  1.00        0.59       1.21         27.84
   Year Ended April 30, 2005           10.54     3.23      365,935  1.00        0.51       1.28         20.23
   Year Ended April 30, 2004           10.34    23.38      379,674  0.99        0.21       1.26         29.84
   Period Ended April 30, 2003 (e)      8.40   (15.70)(f)  262,475  0.99(g)     0.41(g)    1.28(g)      13.46

THE CORE BOND FUND
   Period Ended October 31, 2006
      (Unaudited)                       9.56     3.66(f)   124,624  0.78(g)     3.93(g)    0.99(g)      17.39
   Year Ended April 30, 2006            9.42     0.23      153,213  0.78        3.57       1.00         28.09
   Year Ended April 30, 2005            9.78     2.66      212,854  0.78        3.73       1.06         20.40
   Year Ended April 30, 2004            9.94     0.55      236,293  0.77        3.79       1.05         43.06
   Period Ended April 30, 2003 (e)     10.32     7.95(f)   207,789  0.77(g)     4.43(g)    1.06(g)      14.76

THE FEDERAL MONEY FUND
   Period Ended October 31, 2006
      (Unaudited)                      1.000     2.35(f)    75,307  0.48(g)     4.62(g)    0.49(g)        N/A
   Year Ended April 30, 2006           1.000     3.36       63,941  0.47        3.33       0.51           N/A
   Year Ended April 30, 2005           1.000     1.36       65,709  0.48        1.35       0.56           N/A
   Year Ended April 30, 2004           1.000     0.62       74,005  0.47        0.62       0.57           N/A
   Period Ended April 30, 2003 (e)     1.000     1.06(f)    89,302  0.47(g)     1.10(g)    0.57(g)        N/A

----------
(a)  Total Return excludes sales charge on Class A.

(b) During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d)  Less than $0.005 per share.

(e) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

(f)  Not annualized.

(g)  Annualized.

(h)  Calculated based on average shares outstanding.

                               LEGACY FUNDS GROUP

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2006
                                   (UNAUDITED)

1.   ORGANIZATION:

     The Legacy Funds Group (the "Trust") was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a "Fund" and collectively as the "Funds").

     The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

     Each Class A and Trust Class share of the Fund represents identical interests in the Fund's investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

     The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     Investments of the Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     The Multi-Cap Core Equity Fund's equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. The Core Bond Fund's investments (other than short-term debt obligations) are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its NAV). The Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2006
                                   (UNAUDITED)

     service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

     Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund's segregate cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of October 31, 2006.

     REPURCHASE AGREEMENTS:

     Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. Each Fund may also invest in overnight tri-party repurchase agreements with multiple dealers and tri-party custodians. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian or tri-party custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Government securities. As of October 31, 2006, the Funds held no tri-party repurchase agreements.

     VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

     The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2006
                                   (UNAUDITED)

     NEW ACCOUNTING STANDARDS:

     Financial Accounting Standards Board Interpretation (FIN) No. 48 - Accounting for Uncertainty in Tax Positions - An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the Funds, if any, of adopting FIN 48.

     OTHER:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro-rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly for The Core Bond Fund and The Federal Money Fund. Dividends from net investment income are declared and paid quarterly for The Multi-Cap Core Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These difference are primarily due to different treatments of amortization and accretion of premium and market discount.

     The character of dividends paid to shareholders during the year ended April 30, 2006 were as follows:

                                    DIVIDENDS PAID FROM
                                 ------------------------
                                                NET LONG
                                                  TERM         TOTAL         TAX          TAX         TOTAL
                                  ORDINARY      CAPITAL       TAXABLE       EXEMPT      RETURN      DIVIDENDS
                                   INCOME        GAINS       DIVIDENDS    DIVIDENDS   OF CAPITAL       PAID
                                 ----------   -----------   -----------   ---------   ----------   -----------
The Multi-Cap Core Equity Fund   $2,309,689   $39,346,164   $41,655,853      $--          $--      $41,655,853
The Core Bond Fund                7,924,899            --     7,924,899       --           --        7,924,899
The Federal Money Fund            2,432,634            --     2,432,634       --           --        2,432,634

The character of dividends paid to shareholders during the year ended April 30, 2005 were as follows:

                                    DIVIDENDS PAID FROM
                                 ------------------------
                                                NET LONG
                                                  TERM         TOTAL         TAX          TAX         TOTAL
                                  ORDINARY      CAPITAL       TAXABLE       EXEMPT      RETURN      DIVIDENDS
                                   INCOME        GAINS       DIVIDENDS    DIVIDENDS   OF CAPITAL       PAID
                                 ----------   -----------   -----------   ---------   ----------   -----------
The Multi-Cap Core Equity Fund   $2,027,343    $2,976,248    $5,003,591      $--          $--       $5,003,591
The Core Bond Fund                9,649,349            --     9,649,349       --           --        9,649,349
The Federal Money Fund            1,033,073            --     1,033,073       --           --        1,033,073

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2006
                                   (UNAUDITED)

     FEDERAL INCOME TAXES:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   RELATED PARTY TRANSACTIONS:

     First Financial Capital Advisors LLC (the "Advisor"), a separate, wholly-owned subsidiary of First Financial Bank, serves as investment advisor to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule after the imposition of contractual advisor fee reimbursements.

                                           ANNUAL ADVISORY FEE
FUND                                 (AS A PERCENTAGE OF NET ASSETS)
----                                 -------------------------------
The Multi-Cap Core Equity Fund ...                0.92%
The Core Bond Fund ...............                0.70%
The Federal Money Fund ...........                0.20%

     The Advisor has contractually agreed to waive and/or reimburse total expenses, including the above stated Advisory Fee, in order to limit the annual operating expenses to the following amounts:

FUND                                 TRUST CLASS   CLASS A
----                                 -----------   -------
The Multi-Cap Core Equity Fund ...      1.00%       1.25%
The Core Bond Fund ...............      0.78%       1.03%
The Federal Money Fund ...........      0.48%       0.73%

     The Funds have entered into a Co-Administration Agreement, Fund Accounting Agreement, Transfer Agency Agreement, and Omnibus Fee Agreement. Pursuant to the Omnibus Fee Agreement the Trust will pay a single all-inclusive fee ("Omnibus Fee"). The Omnibus Fee will be computed daily and paid monthly at the annual rate as follows:

AVERAGE DAILY NET
ASSETS OF THE FUNDS                               FEE AMOUNT
-------------------                               ----------
$0 - up to $500 million        Thirteen one-hundredths of one percent (.13% or
                               13 basis points) of the Funds' average daily net
                               assets
$500 million to $700 million   Eleven and one-half one-hundredths of one percent
                               (.115% or 11.5 basis points) of the Funds'
                               average daily net assets
$700 million to $900 million   Ten and one-half one-hundredths of one percent
                               (.105% or 10.5 basis points) of the Funds'
                               average daily net assets
$900 million to $1 billion     Nine one-hundredths of one percent (.09% or 9
                               basis points) of the Funds' average daily net
                               assets
Over $1 billion                Eight one-hundredths of one percent (.08% or 8
                               basis points) of the Funds' average daily net
                               assets

     The Funds have also entered into a Co-Administration Agreement with the Advisor and BISYS LP. Pursuant to the Co-Administration Agreement, the Funds will pay the Advisor 0.05% of the Funds' average daily net assets for co-administrative services on behalf of the Funds. For the period ended October 31, 2006, pursuant to the above, co-administrative fees paid were as follows:

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2006
                                   (UNAUDITED)

FUND                                  AMOUNT
----                                 -------
The Multi-Cap Core Equity Fund ...   $73,655
The Core Bond Fund ...............    35,804
The Federal Money Fund ...........    18,369

     The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS LP, as The Funds' distributor, an amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund's Class A shares, and may be used by BISYS LP to pay banks, broker/dealers and other institutions. As distributor, BISYS LP is entitled to receive commissions on sales of Class A shares of The Multi-Cap Core Equity Fund and The Core Bond Fund.

     For the period ended October 31, 2006, BISYS received approximately $18 from commissions earned on sales of Class A shares of the Funds, all of which was reallowed to dealers of the Funds' shares.

     From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

     The Funds, except for he Federal Money Fund, invested in affiliated securities, subject to compliance with conditions set forth in an order received by the Trust from the Securities and Exchange Commission. A summary of the Funds' investments in affiliated securities for the period ended October, 31, 2006 is noted below:

FUND                                      PURCHASES       SALES      DIVIDENDS
----                                     -----------   -----------   ---------
THE MULTI-CAP CORE EQUITY FUND,
   INVESTMENTS IN:
The Legacy Federal Money Fund            $30,899,586   $27,264,029    $43,327
Munder Institutional Money Market Fund    19,898,300    18,023,300     26,599

THE CORE BOND FUND, INVESTMENTS IN:
The Legacy Federal Money Fund             18,912,189    18,136,170     40,237
Munder Institutional Money Market Fund    10,559,966    10,064,966     22,665

4.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term and U.S. Government securities) for the period ended October 31, 2006 were as follows:

FUND                                  PURCHASES       SALES
----                                 -----------   -----------
The Multi-Cap Core Equity Fund ...   $18,975,824   $83,429,762
The Core Bond Fund ...............     2,791,125    18,925,803

     Purchases and sales of U.S. Government securities for the period ended October 31, 2006 were as follows:

FUND                      PURCHASES       SALES
----                      ---------       -----
The Core Bond Fund ...   $21,359,838   $36,520,658

5.   FEDERAL INCOME TAX INFORMATION:

     CAPITAL LOSS CARRYFORWARDS:

     At April 30, 2006 the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2006
                                   (UNAUDITED)

FUND                         AMOUNT     EXPIRES
----                       ----------   -------
The Core Bond Fund......   $1,675,914     2011
                              457,748     2012
                              614,539     2014

As of October 31, 2006, the tax cost and unrealized appreciation/(depreciation) of securities was as follows:

                                                    TAX            TAX        NET UNREALIZED
                                                 UNREALIZED     UNREALIZED     APPERCIATION
                                   TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                 ------------   ------------   ------------   --------------
The Multi-Cap Core Equity Fund   $170,562,658   $106,866,561   $(1,793,403)    $105,073,158
The Core Bond Fund                130,362,842        651,675    (3,815,038)      (3,163,363)

6.   OTHER INFORMATION (UNAUDITED):

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
     (i) without charge, upon request, by calling 1-888-494-8510; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-888-494-8510; and
     (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

     Schedules of Portfolio Investments for periods ending July 31 and January 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                               LEGACY FUNDS GROUP

                           ADDITIONAL FUND INFORMATION
                                OCTOBER 31, 2006
                                   (UNAUDITED)

EXPENSES EXAMPLES

As a shareholder of the Legacy Funds Group, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees on Class A Shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Legacy Funds Group and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                      EXPENSE
                                                                         EXPENSE       RATIO
                                               BEGINNING     ENDING    PAID DURING    DURING
                                                ACCOUNT     ACCOUNT      PERIOD*     PERIOD**
                                                 VALUE       VALUE       5/1/06 -    5/1/06 -
                                                 5/1/06     10/31/06     10/31/06    10/31/06
                                               ---------   ---------   -----------   --------
The Multi-Cap Core Equity Fund   Class A       $1,000.00   $1,022.60      $6.30        1.25%
                                 Trust Class    1,000.00    1,023.00       5.04        1.00%
The Core Bond Fund               Class A        1,000.00    1,035.30       5.23        1.03%
                                 Trust Class    1,000.00    1,036.60       3.96        0.78%
The Federal Money Fund           Class A        1,000.00    1,022.20       3.68        0.73%
                                 Trust Class    1,000.00    1,023.50       2.42        0.48%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      EXPENSE
                                                                         EXPENSE       RATIO
                                               BEGINNING     ENDING    PAID DURING    DURING
                                                ACCOUNT     ACCOUNT      PERIOD*     PERIOD**
                                                 VALUE       VALUE       5/1/06 -    5/1/06 -
                                                 5/1/06     10/31/06     10/31/06    10/31/06
                                               ---------   ---------   -----------   --------
The Multi-Cap Core Equity Fund   Class A       $1,000.00   $1,018.70      $6.29        1.25%
                                 Trust Class    1,000.00    1,019.95       5.04        1.00%
The Core Bond Fund               Class A        1,000.00    1,019.80       5.19        1.03%
                                 Trust Class    1,000.00    1,021.04       3.93        0.78%
The Federal Money Fund           Class A        1,000.00    1,021.29       3.68        0.73%
                                 Trust Class    1,000.00    1,022.54       2.42        0.48%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the fiscal year.

**   Annualized.

                       See notes to financial statements.

SEMI-ANNUAL REPORT
OCTOBER 31, 2006

INVESTMENT ADVISOR AND CO-ADMINISTRATOR
FIRST FINANCIAL CAPITAL ADVISORS LLC
300 HIGH STREET
HAMILTON, OH 45012

CO-ADMINISTRATOR AND DISTRIBUTOR
BISYS FUND SERVICES, L.P.
3435 STELZER RD.
COLUMBUS, OH 43219

LEGAL COUNSEL
STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
41 SOUTH HIGH STREET, SUITE 1100
COLUMBUS, OH 43215

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the Legacy Funds Group. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.


                     FIRST FINANCIAL CAPITAL ADVISORS LOGO

                      300 HIGH STREET - HAMILTON, OH 45012
                            TOLL FREE (866) 295-4964

                            LEGACY FUNDS GROUP LOGO
                                 (888) 494-8510

ITEM 2. CODE OF ETHICS.

     NOT APPLICABLE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

     NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

     (A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

     (A)(1) NOT APPLICABLE.

     (A)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

     (A)(3) NOT APPLICABLE

     (B) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Legacy Funds Group


By (Signature and Title)* /s/ Trent Statczar
                          ----------------------------------
                          Trent Statczar, Treasurer

Date January 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Trent Statczar
                          ----------------------------------
                          Trent Statczar, Treasurer

Date January 9, 2007


By (Signature and Title)* /s/ Frank Hall
                          ----------------------------------
                          Frank Hall, President

Date January 10, 2007

* Print the name and title of each signing officer under his or her signature.